Concentration of Sales and Segmented Disclosure (Details Narrative) (10Q) - Number	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Number of operating segments	1	1